Warrants - Narrative (Details)	5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024 Day $ / shares	Jun. 30, 2024 Day $ / shares	Dec. 31, 2023 $ / shares	Feb. 14, 2024 $ / shares	Mar. 24, 2023 USD ($)
Warrants [Line Items]
Sale of stock, price per share				$ 10
Number of trading days for determining the newly issued share price | Day	20
Number of consecutive trading days for determining the newly issued share price | Day	30
Commencing period	150 days
Maximum [Member] | Working Capital Loan [Member] | Flame Acquisition Corp [Member]
Warrants [Line Items]
Debt Instrument, Convertible, Carrying Amount of Equity Component | $					$ 3,500,000
Minimum [Member] | Working Capital Loan [Member] | Flame Acquisition Corp [Member]
Warrants [Line Items]
Debt Instrument, Convertible, Carrying Amount of Equity Component | $					$ 1,500,000
Public Warrants [Member]
Warrants [Line Items]
Class of warrants or rights days after which warrants are excercisable post consummation of business combination		30 days
Class of warrants or rights term	5 years	5 years
Lock in period of warrants		30 days
Exercise price payable for the warrant (in dollars per share)	$ 0.361	$ 0.361
Number of trading days for determining the newly issued share price | Day		10
Public Warrants [Member] | Flame Acquisition Corp [Member]
Warrants [Line Items]
Class of warrants or rights days after which warrants are excercisable post consummation of business combination			30 days
Class of warrants or rights days after which warrants are excercisable post initial public offer			12 months
Class of warrants or rights term			5 years
Number of days after business combination within which securities shall be registered			15 days
Number of days after business combination within which the registration of securities shall be effective			60 days
Exercise price payable for the warrant			$ 0.361
Lock in period of warrants			30 days
Public Warrants [Member] | Redemption Of Warrants For Cash [Member]
Warrants [Line Items]
Class of warrants or rights redemption price per unit of warrant (in dollars per share)	0.01	$ 0.01
Number of trading days for determining the newly issued share price | Day		20
Minimum number of days of notice to be given to warrant holders prior to redemption		30 days
Newly adjusted issue price per share (in dollars per share)	18	$ 18
Number of consecutive trading days for determining the newly issued share price | Day		30
Public Warrants [Member] | Redemption Of Warrants For Class A Common Stock [Member]
Warrants [Line Items]
Minimum number of days of notice to be given to warrant holders prior to redemption		30 days
Newly adjusted issue price per share (in dollars per share)	$ 10	$ 10
Commencing period		90 days
Public Warrants [Member] | Prospective Warrant Redemption [Member] | Flame Acquisition Corp [Member]
Warrants [Line Items]
Sale of stock, price per share			$ 9.2
Proceeds to be used for business combination as a percentage of total capital to be raised			60.00%
Number of trading days for determining volume weighted average price of the shares			20 days
Volume weighted average price per share			$ 9.2
Public Warrants [Member] | Prospective Warrant Redemption [Member] | Trigger Price One [Member] | Flame Acquisition Corp [Member]
Warrants [Line Items]
Exercise price of warrants as a percentage of newly issued share price			180.00%
Share price			$ 10
Public Warrants [Member] | Prospective Warrant Redemption [Member] | Trigger Price Two [Member] | Flame Acquisition Corp [Member]
Warrants [Line Items]
Exercise price of warrants as a percentage of newly issued share price			115.00%
Share price			$ 18
Public Warrants [Member] | Prospective Warrant Redemption [Member] | Redemption Of Warrants For Cash [Member] | Flame Acquisition Corp [Member]
Warrants [Line Items]
Class of warrants or rights redemption price per unit of warrant (in dollars per share)			$ 0.01
Minimum number of days of notice to be given to warrant holders prior to redemption			30 days
Newly adjusted issue price per share			$ 18
Number of trading days for determining the newly issued share price			20 days
Number of consecutive trading days for determining the newly issued share price			30 days
Public Warrants [Member] | Prospective Warrant Redemption [Member] | Redemption Of Warrants For Class A Common Stock [Member] | Flame Acquisition Corp [Member]
Warrants [Line Items]
Minimum number of days of notice to be given to warrant holders prior to redemption			30 days
Newly adjusted issue price per share			$ 10
Number of days after which the redemption period commences after the warrant becomes exercisable			90 days